Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT3-0626
1.9878815.109
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	248,967	23,335,677
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)(c)	23,077	15,772,437
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	256,998	19,421,339
UNITED STATES - 99.1%
Communication Services - 10.0%
Entertainment - 0.7%
Electronic Arts Inc	23,813	4,819,037
Roku Inc Class A (c)	73,031	8,512,493
Warner Bros Discovery Inc (c)	1,461,146	39,523,999
		52,855,529
Interactive Media & Services - 9.3%
Alphabet Inc Class A	1,954,174	751,966,156
Media - 0.0%
New York Times Co/The Class A	87,115	6,884,698
TOTAL COMMUNICATION SERVICES		811,706,383
Consumer Discretionary - 5.6%
Automobile Components - 0.1%
BorgWarner Inc	135,237	7,704,452
Lear Corp	34,577	4,395,774
		12,100,226
Automobiles - 0.9%
Ford Motor Co	2,417,724	29,206,106
General Motors Co	571,563	43,947,479
		73,153,585
Broadline Retail - 0.5%
Amazon.com Inc (c)	134,289	35,594,643
Macy's Inc (b)	141,217	2,760,792
		38,355,435
Hotels, Restaurants & Leisure - 1.4%
Expedia Group Inc Class A	66,124	16,423,218
Hilton Worldwide Holdings Inc	136,614	44,272,499
Hyatt Hotels Corp Class A (b)	23,518	3,940,911
Marriott International Inc/MD Class A1	131,100	47,417,559
Travel + Leisure Co (b)	40,041	2,589,051
		114,643,238
Household Durables - 0.1%
Somnigroup International Inc	109,009	8,269,422
Leisure Products - 0.2%
Brunswick Corp/DE	40,259	3,198,578
Hasbro Inc	81,691	7,829,265
Polaris Inc	32,002	2,120,773
		13,148,616
Specialty Retail - 2.0%
Five Below Inc (c)	35,648	8,400,807
Ross Stores Inc	188,797	43,006,069
TJX Cos Inc/The	610,534	95,701,205
Ulta Beauty Inc (c)	25,602	13,760,563
		160,868,644
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp Class A	26,227	9,406,051
Tapestry Inc	123,490	17,910,990
VF Corp	210,829	3,990,993
		31,308,034
TOTAL CONSUMER DISCRETIONARY		451,847,200
Consumer Staples - 0.7%
Beverages - 0.4%
Monster Beverage Corp (c)	420,149	32,380,883
Consumer Staples Distribution & Retail - 0.2%
Casey's General Stores Inc	18,332	15,071,654
Food Products - 0.0%
Darling Ingredients Inc (c)	84,216	5,409,194
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	143,826	11,032,892
TOTAL CONSUMER STAPLES		63,894,623
Energy - 0.8%
Energy Equipment & Services - 0.1%
Helmerich & Payne Inc	41,240	1,665,271
NOV Inc	208,235	4,260,488
Weatherford International PLC	49,033	5,410,792
		11,336,551
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	201,589	8,210,720
Murphy Oil Corp	49,881	2,083,030
Valero Energy Corp	177,339	44,792,285
		55,086,035
TOTAL ENERGY		66,422,586
Financials - 8.9%
Banks - 2.5%
Citigroup Inc	1,024,444	131,108,343
Citizens Financial Group Inc	241,312	15,697,346
US Bancorp	908,632	51,483,089
Valley National Bancorp (b)	235,329	3,193,414
		201,482,192
Capital Markets - 6.4%
Affiliated Managers Group Inc	16,454	4,848,500
Bank of New York Mellon Corp/The	409,585	55,035,936
Cboe Global Markets Inc	51,445	15,438,130
Charles Schwab Corp/The	934,387	85,627,225
Goldman Sachs Group Inc/The	177,206	163,697,587
Interactive Brokers Group Inc Class A	60,661	4,822,550
Invesco Ltd	246,561	6,462,364
Janus Henderson Group PLC	81,839	4,223,710
Morgan Stanley	691,105	131,717,702
Northern Trust Corp	112,614	18,732,213
State Street Corp	162,803	24,882,811
		515,488,728
Insurance - 0.0%
Loews Corp	33,848	3,811,623
TOTAL FINANCIALS		720,782,543
Health Care - 9.4%
Biotechnology - 0.6%
Arrowhead Pharmaceuticals Inc (c)	87,942	6,461,978
Biogen Inc (c)	18,863	3,570,389
Insmed Inc (c)	120,055	16,367,098
Ionis Pharmaceuticals Inc (c)	106,308	7,947,586
Natera Inc (c)	79,570	16,404,151
		50,751,202
Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories Inc (c)	47,654	26,724,363
LivaNova PLC (c)	51,582	3,100,078
		29,824,441
Health Care Providers & Services - 2.1%
Cardinal Health Inc	132,240	25,506,451
Cencora Inc	106,996	32,955,838
Ensign Group Inc/The (b)	34,934	6,521,828
Guardant Health Inc (c)	61,496	5,355,072
HCA Healthcare Inc	94,802	41,186,729
McKesson Corp	68,904	56,170,541
		167,696,459
Life Sciences Tools & Services - 0.1%
Illumina Inc (c)	89,419	11,332,964
Pharmaceuticals - 6.2%
Elanco Animal Health Inc (b)(c)	311,833	6,975,704
Eli Lilly & Co	46,983	43,910,312
Jazz Pharmaceuticals PLC (c)	32,295	6,556,531
Johnson & Johnson	1,157,104	265,960,355
Merck & Co Inc	1,454,058	158,754,053
Royalty Pharma PLC Class A	208,047	10,421,074
Viatris Inc	646,577	9,659,860
		502,237,889
TOTAL HEALTH CARE		761,842,955
Industrials - 19.2%
Aerospace & Defense - 6.6%
ATI Inc (c)	84,959	13,207,726
Carpenter Technology Corp	27,912	11,951,918
Curtiss-Wright Corp	21,769	15,678,034
FTAI Aviation Ltd	57,406	14,332,556
GE Aerospace	592,859	171,887,611
General Dynamics Corp	138,361	47,637,692
Hexcel Corp	44,965	4,220,865
Howmet Aerospace Inc	229,819	55,855,210
Huntington Ingalls Industries Inc	22,781	8,298,890
L3Harris Technologies Inc	101,127	32,416,260
RTX Corp	784,307	138,092,934
Woodward Inc	35,291	12,810,280
		526,389,976
Air Freight & Logistics - 0.8%
CH Robinson Worldwide Inc	71,698	13,035,413
FedEx Corp	126,835	51,153,824
		64,189,237
Building Products - 0.6%
Johnson Controls International plc	331,679	48,435,084
Construction & Engineering - 1.6%
API Group Corp (c)	204,894	9,367,754
Comfort Systems USA Inc	21,658	39,856,135
Everus Construction Group Inc (c)	31,244	4,606,302
MasTec Inc (c)	36,373	14,332,781
Quanta Services Inc	82,664	60,160,379
Valmont Industries Inc	11,084	5,631,115
		133,954,466
Electrical Equipment - 4.0%
AMETEK Inc	144,869	34,116,650
GE Vernova Inc	152,160	164,859,274
Nextpower Inc Class A (c)	85,669	10,205,747
nVent Electric PLC	105,890	15,131,681
Rockwell Automation Inc	68,661	28,076,170
Vertiv Holdings Co Class A	222,608	73,124,502
		325,514,024
Ground Transportation - 0.1%
JB Hunt Transport Services Inc	40,929	10,294,871
Machinery - 5.3%
Caterpillar Inc	276,875	246,449,206
Chart Industries Inc (c)	29,192	6,069,017
Cummins Inc	82,724	55,508,631
Donaldson Co Inc	61,996	5,466,187
Flowserve Corp	54,773	4,033,484
Mueller Industries Inc	70,367	9,529,803
Parker-Hannifin Corp	75,999	69,115,011
RBC Bearings Inc (c)	19,542	11,707,417
Westinghouse Air Brake Technologies Corp	98,379	26,551,508
		434,430,264
Passenger Airlines - 0.1%
Southwest Airlines Co	301,833	11,445,507
Trading Companies & Distributors - 0.1%
Wesco International Inc	22,808	7,962,729
TOTAL INDUSTRIALS		1,562,616,158
Information Technology - 40.8%
Communications Equipment - 3.5%
Ciena Corp (c)	85,635	45,179,313
Cisco Systems Inc	2,208,901	202,114,442
Lumentum Holdings Inc (c)	42,024	37,919,095
		285,212,850
Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp Class A	740,258	109,017,796
Coherent Corp (c)	96,495	30,850,416
Corning Inc	460,032	75,555,656
Flex Ltd (c)	245,144	22,442,933
Jabil Inc	74,562	25,163,929
Keysight Technologies Inc (c)	109,814	38,425,017
		301,455,747
IT Services - 0.1%
MongoDB Inc Class A (c)	46,730	11,721,286
Semiconductors & Semiconductor Equipment - 25.6%
Advanced Micro Devices Inc (c)	922,196	326,909,260
Analog Devices Inc	261,359	105,134,271
Applied Materials Inc	452,876	178,655,053
KLA Corp	73,668	128,944,784
Lam Research Corp	719,397	185,503,710
Lattice Semiconductor Corp (c)	54,488	6,662,793
Micron Technology Inc	655,732	339,118,362
MKS Inc	23,240	6,594,350
Monolithic Power Systems Inc	23,394	37,767,508
NVIDIA Corp	3,672,642	732,949,165
Onto Innovation Inc (c)	16,724	4,934,583
Teradyne Inc	81,539	28,006,200
		2,081,180,039
Software - 1.5%
Microsoft Corp	295,999	120,702,472
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	918,973	249,363,324
Sandisk Corp/DE (c)	82,377	90,327,204
Seagate Technology Holdings PLC	131,202	88,382,915
Western Digital Corp	205,568	89,323,407
		517,396,850
TOTAL INFORMATION TECHNOLOGY		3,317,669,244
Materials - 2.5%
Chemicals - 0.2%
Albemarle Corp	70,930	13,951,931
Metals & Mining - 2.3%
Alcoa Corp	160,935	10,266,044
Commercial Metals Co	71,988	4,964,292
Freeport-McMoRan Inc	861,018	49,749,620
Newmont Corp	644,683	71,617,834
Nucor Corp	134,809	30,371,120
Steel Dynamics Inc	81,229	18,573,823
		185,542,733
TOTAL MATERIALS		199,494,664
Real Estate - 1.2%
Health Care REITs - 1.1%
American Healthcare REIT Inc	97,977	4,975,272
Welltower Inc	370,694	80,566,634
		85,541,906
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	403,902	8,534,449
TOTAL REAL ESTATE		94,076,355
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc	34,085	3,916,367
TOTAL UNITED STATES		8,054,269,078
TOTAL COMMON STOCKS (Cost $6,728,204,240)		8,112,798,531

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $1,792,659)	3.64	1,795,000	1,792,678

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	12,610,341	12,612,863
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	11,094,367	11,095,476
TOTAL MONEY MARKET FUNDS (Cost $23,708,339)			23,708,339

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,753,705,238)	8,138,299,548
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(10,336,257)
NET ASSETS - 100.0%	8,127,963,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	7	6/2026	3,863,440	478,881
CME E-Mini S&P 500 Index Contracts (United States)	32	6/2026	11,590,000	1,035,577

TOTAL FUTURES CONTRACTS				1,514,458
The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,032,662.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,799,107.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,031,592	884,278,014	883,666,757	1,663,508	(29,986)	-	12,612,863	12,610,341	0.0%
Fidelity Securities Lending Cash Central Fund	2,397,600	266,438,747	257,739,263	13,422	(1,608)	-	11,095,476	11,094,367	0.0%
Total	14,429,192	1,150,716,761	1,141,406,020	1,676,930	(31,594)	-	23,708,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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